Aztlan North America Nearshoring Stock Selection ETF

Schedule of Investments

as of April 30, 2024 (Unaudited)

COMMON STOCKS - 86.0%	Shares	Value
Commercial Services - 6.4%
GXO Logistics, Inc.(a)	10,292	$511,101
Promotora y Operadora de Infraestructura SAB de CV	9,375	94,413
		605,514

NAICS~Freight Transportation Arrangement - 4.2%
Norfolk Southern Corp.	1,717	395,459

Storage/Warehousing - 1.1%
Westshore Terminals Investment Corp.	5,382	103,734

Transportation - 74.3%(b)
Air Transport Services Group, Inc.(a)	7,705	98,778
ArcBest Corp.	3,524	390,847
C.H. Robinson Worldwide, Inc.	8,987	638,077
Canadian National Railway Co.	3,269	397,581
Canadian Pacific Kansas City Ltd.	4,553	357,092
Covenant Logistics Group, Inc.	2,212	99,960
CSX Corp.	13,561	450,496
Forward Air Corp.	22,598	497,608
GMexico Transportes SAB de CV	22,657	48,602
Hub Group, Inc. - Class A	11,946	480,468
Kirby Corp.(a)	5,776	630,335
Landstar System, Inc.	3,105	541,543
Matson, Inc.	4,319	465,502
Mullen Group Ltd.	9,242	85,972
PAM Transportation Services, Inc.(a)	3,115	53,360
Schneider National, Inc. - Class B	21,913	453,161
TFI International, Inc.	3,315	432,590
Union Pacific Corp.	2,208	523,649
Universal Logistics Holdings, Inc.	1,342	59,961
Werner Enterprises, Inc.	10,283	351,679
		7,057,261
TOTAL COMMON STOCKS (Cost $8,561,222)		8,161,968

REAL ESTATE INVESTMENT TRUSTS - 13.9%
FIBRA Macquarie Mex co.	48,493	87,232
Fibra MTY SAPI de CV	68,925	41,262
Granite Real Estate Investment Trust	1,812	89,753
Innovative Industrial Properties, Inc.	5,243	542,126
Prologis Property Mexico SA de CV	117,384	463,514
TF Administradora Industrial S de RL de CV	39,864	98,593
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,321,754)		1,322,480

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.23%(c)	10,846	10,846
TOTAL SHORT-TERM INVESTMENTS (Cost $10,846)		10,846

TOTAL INVESTMENTS - 100.0% (Cost $9,893,822)		$9,495,294
Other Assets in Excess of Liabilities - 0.0%(d)		4,043
TOTAL NET ASSETS - 100.0%		$9,499,337

Percentages are stated as a percent of net assets.

SA - Sociedad Anónima

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

SAPI de CV - Sociedad Anonima de Capital Variable

SA de CV - Sociedad Anónima de Capital Variable

S de RL de CV - Sociedad de Responsabilidad Limitada de Capital Variable

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the annualized 7-day effective yield as of April 30, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure at April 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

● Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

● Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024:

Aztlan North America Nearshoring Stock Selection ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$8,161,968	$—	$—	$8,161,968
Real Estate Investment Trusts	1,322,480	—	—	1,322,480
Money Market Funds	10,846	—	—	10,846
Total Assets	$9,495,294	$—	$—	$9,495,294

Refer to the Schedule of Investments for industry classifications.